INVESTMENT PROPERTIES - Reconciliation (Details) - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 4,709,911	$ 3,994,058
Acquisitions	694,492	294,569
Subsequent expenditure recognised as an asset	90,392	170,920
Sales/Write-offs	(123,597)	(21,194)
Amount reclassified from premises and equipment		39,096
Gains on valuation	51,820	232,462
Balance at the end of the year	5,423,018	4,709,911
P.A. Cedis Sodimac [Member] | Buildings
INVESTMENT PROPERTIES
Net increase (decrease)	461,815
Constellation [Member] | Buildings
INVESTMENT PROPERTIES
Net increase (decrease)	161,247
Investment properties
INVESTMENT PROPERTIES
Transfers into Level 3 of fair value hierarchy, assets	$ 0	$ 0